Feb. 26, 2016

PIMCO Funds
Supplement Dated February 26, 2016 to the Short Duration Strategy Funds – Institutional
Class, Class M, Class P, Administrative Class, Class D, Class A, Class C and Class R
Prospectus (the "Prospectus"), and the Statement of Additional Information (the "SAI"),
each dated July 31, 2015, each as supplemented
Reorganization of PIMCO Money Market Fund into
PIMCO Government Money Market Fund

PIMCO Money Market Fund
Annual Fund Operating Expenses

	Inst Class	Class M	Class P	Admin Class	Class A	Class C
Total Annual Fund Operating Expenses(1)	0.32%	0.32%	0.42%	0.32%	0.47%	0.47%

[1]
To maintain certain net yields for the Fund, Pacific Investment Management Company LLC ("PIMCO") or its affiliates may temporarily and voluntary waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds – Temporary Fee Waivers, Reductions and Reimbursements" in the Fund's prospectus for additional information.

PIMCO Government Money Market Fund
Annual Fund Operating Expenses

	Inst Class	Class M	Class P	Admin Class	Class D	Class A	Class C	Class R
Total Annual Fund Operating Expenses(1)	0.18%	0.18%	0.28%	0.18%	0.18%	0.33%	0.33%	0.33%

[1]
To maintain certain net yields for the Fund, Pacific Investment Management Company LLC ("PIMCO") or its affiliates may temporarily and voluntary waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds – Temporary Fee Waivers, Reductions and Reimbursements" in the Fund's prospectus for additional information.